Accumulated Other Comprehensive Income/ (Loss) (Details) - Schedule of Accumulated Other Comprehensive Income/(Loss) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Gain on Employee Benefit [Member]
Gain on employee benefit
Balance, beginning of period	$ 115,818	$ 88,735	$ 39,362
Recognized during the period, net of taxes amounts	(61,594)	45,373	51,365
Reclassification to net income: Amortization losses/(gains)	(15,859)	(18,290)	(1,992)
Balance, end of period	38,365	115,818	88,735
Foreign Currency Translation Adjustment [Member]
Gain on employee benefit
Balance, beginning of period	1,712,181	680,421	(81,978)
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts	(12,305)	1,031,760	762,399
Balance, end of period	1,699,876	1,712,181	680,421
Accumulated other comprehensive income	$ 1,738,241	$ 1,827,999	$ 769,156